Future operations and going concern	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

Note 2.      Future operations and going concern

The Group experienced a loss from operations in this reporting period. Although the WISeKey Group does anticipate being able to generate profits in the near future, this cannot be predicted with any certainty. The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of USD 27.4 million and had positive working capital of USD 79.2 million as at December 31, 2024, calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections for the next 12 months to May 31, 2026, it has sufficient liquidity to fund operations and financial commitments. Historically, the Group has been dependent on equity financing to augment the operating cash flow to cover its cash requirements. Any additional equity financing may be dilutive to shareholders.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.